37. Pension plan and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Schedule of asset policy and medical plan
	December 2020	December 2019

PAMEC/asset policy and medical plan	7,346	5,782

Schedule of actuarial position of liabilities and assets related to the retirement and health care plans

The actuarial position of liabilities and assets related to retirement and health care plans, on December 31, 2020, in accordance with the rules provided for by IAS 19 is presented below.

a) Effects on the base date of December 31:

	Plans						Total
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical care plan	2020	2019

Reconciliation of assets and liabilities on 12/31/2020	(*)		(*)

Present value of the actuarial obligations	41,852	10,072	147	858	12,090	4,343	69,362	54,877
Fair value of the plan assets	(57,479)	(12,998)	(434)	-	(9,945)	-	(80,856)	(54,855)
Present value of the obligations exceeding the fair value of the assets	(15,627)	(2,926)	(287)	858	2,145	4,343	(11,494)	22

Amount recognized in other comprehensive income	-	2,023	-	-	-	-	2,023	-
Net actuarial liabilities/(assets)	(15,627)	(903)	(287)	858	2,145	4,343	(9,471)	22

(*) No asset was recognized by the sponsors, due to the impossibility of reimbursing this surplus, and the fact that the sponsor’s contributions will not be reduced in the future.

Schedule of ovement in net actuarial liabilities (assets)

b) Changes in net actuarial liabilities (assets)

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical care plan

Actuarial liabilities (assets) on 12/31/2019	(3,564)	(3,420)	(274)	1,080	2,117	2,585
Expense (revenue) recognized in income (loss)	(243)	(230)	(19)	72	272	329
Contributions of the sponsor	-	-	-	(48)	-	(36)
Recognized actuarial (gains) or losses	(11,820)	2,747	6	(246)	(244)	1,465
Net actuarial liabilities (assets) on 12/31/2020	(15,627)	(903)	(287)	858	2,145	4,343

Schedule of reconciliation of the present value of the obligations

c) Reconciliation of present value of obligations

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical care plan

Value of obligations on 12/31/2019	40,427	10,107	151	1,080	11,099	2,585
Cost of current service	15	-	-	-	125	150
Interest on actuarial obligation	2,650	658	10	72	774	179
Benefits paid in the year	(2,718)	(756)	(9)	(48)	(494)	(36)
Contributions paid by participants	-				77
(Gains)/losses in obligations	1,478	63	(5)	(246)	509	1,465

Value of obligations on 12/31/2020	41,852	10,072	147	858	12,090	4,343

Schedule of reconciliation of fair value of assets

d) Reconciliation of the fair value of the assets

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical care plan

Fair value of assets on 12/31/2019	43,991	13,527	425	-	8,982	-
Benefits paid in the year	(2,718)	(756)	(9)	-	(494)	-
Actual earnings from assets during the year	2,893	888	29	-	627	-
Actuarial gain (loss) on plan assets	13,313	(661)	(11)	-	753	-
Contributions paid by participants	-	-	-	-	77	-
Contributions of sponsor converted in the plan	-	-	-	-		-
Fair value of assets on 12/31/2020	57,479	12,998	434	-	9,945	-

Schedule of payments or contributions expected for 2021

e) Payments or contributions expected for 2021

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical care plan

Current service cost (with interest)	17	-	-	-	-	213
Interest on actuarial obligations	2,743	640	10	57	868	322
Earnings expected from assets	(3,799)	(834)	(29)	-	(708)	-
Interest on the effect of the (asset)/liability limit	1,056	60	20	-	-	-

Total unrecognized net expense (revenue)	17	(134)	1	57	160	535

Schedule of actuarial assumptions adopted in the calculations

The main actuarial assumptions adopted in the calculation were as follows:

Nominal discount rate for the actuarial obligation:	PBS South: 6.76% / 3.15%; PBS Nordeste: 6.86% / 3.25%; CA: 6.86% / 3.25%; PBS-A: 6.60% / 3.00%; AES: 7.43% / 3.80%; PAMEC: 6.81% / 3.20%; FIBER: 7.43% / 3.80%
Salary growth rate - nominal:	PBS: 3.50%/ 0.00% CA, PBS-A, AES, PAMEC and FIBER: Not applicable
Biometric general mortality table:	PBS, CA, PAMEC and FIBER: AT-2000 segregated per sex, decreased by 10%
Biometric table of new disability benefit vested:	PBS and FIBER: Álvaro Vindas; CA, PBS-A, AES and PAMEC: Not applicable
Expected turnover rate:	PBS: Null; CA, PBS-A, AES and PAMEC: Not applicable; FIBER: 0.15/ (length of service + 1), being null as of 50 years old
Probability of retirement:	PBS and FIBER: 100% at 1st eligibility; CA, PBS-A, AES and PAMEC: Not applicable
Estimated long-term inflation rate	PAMEC and FIBER: 6.60% / 3.00%
Determination method	Projected Unit Credit Method